OTHER ASSETS (Schedule of Intangible Assets) (Details) (Patents [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 492,631	$ 314,958
Accumulated Amortization	$ 132,150	$ 107,691